ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	$ 29,352,860	$ 23,769,468
Advance from customers	50,517,816	29,672,618
Derivatives	487,780	475,973
Accrued expenses	41,460,253	25,715,366
Payments to custom and other taxes payables	19,174,211	15,523,654
Other payables	29,064,745	29,994,327
Total	$ 170,057,665	$ 125,151,406